Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Footnote) (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 155.4
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 7.8